Note 37 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
For the twelve months ended December 31, 2022	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	142,082	–	–	–	142,082
Inter-segmental revenue	–	19,885	(19,885)	–	–
Royalty	(7,124)	–	–	–	(7,124)
Production costs	(62,701)	(18,883)	18,586	–	(62,998)
Depreciation	(10,735)	(153)	789	(42)	(10,141)
Other income	48	12	–	–	60
Other expenses	(11,289)	(66)	–	(427)	(11,782)
Administrative expenses	(172)	(3,047)	–	(8,722)	(11,941)
Management fee	(3,454)	3,454	–	–	–
Cash-settled share-based expense	–	–	853	(1,462)	(609)
Equity-settled share-based expense	–	–	–	(484)	(484)
Net foreign exchange gain (loss)	4,415	(119)	(291)	406	4,411
Fair value loss on derivative liabilities	–	–	–	(1,198)	(1,198)
Net finance cost	(861)	(8)	–	229	(640)
Dividends (paid) received	(16,992)	–	–	16,992	–
Profit before tax	33,217	1,075	52	5,292	39,636
Tax expense	(15,785)	(252)	117	(850)	(16,770)
Profit after tax	17,432	823	169	4,442	22,866
As at December 31, 2022	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	33,130	1,448	(83)	3,932	38,427
Non-Current (excluding intercompany)	181,982	822	(5,446)	19,406	196,764
Expenditure on property, plant and equipment (note 17)	39,635	(881)	(1,355)	10,821	48,220
Expenditure on evaluation and exploration assets (note 18)	9,394	–	–	4	9,398
Intercompany balances	33,468	12,202	(107,227)	61,557	–

Geographic segment liabilities:
Current (excluding intercompany)	(17,451)	(1,901)	–	(13,089)	(32,441)
Non-current (excluding intercompany)	(8,197)	(101)	116	(1,109)	(9,291)
Intercompany balances	(12,725)	(34,753)	107,227	(59,749)	–
For the twelve months ended December 31, 2021	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	121,329	–	–	–	121,329
Inter-segmental revenue	–	21,662	(21,662)	–	–
Royalty	(6,083)	–	–	–	(6,083)
Production costs	(53,117)	(19,902)	19,893	–	(53,126)
Depreciation	(8,348)	(120)	466	(44)	(8,046)
Other income	47	(1)	–	–	46
Other expenses	(3,241)	–	–	(3,895)	(7,136)
Administrative expenses	(128)	(2,867)	(2)	(6,094)	(9,091)
Management fee	(2,908)	2,908	–	–	–
Cash-settled share-based expense	–	29	691	(1,197)	(477)
Net foreign exchange gain (loss)	1,182	(295)	(92)	389	1,184
Fair value loss on derivative instruments	–	(105)	–	(135)	(240)
Net finance cost	(1,614)	(2)	–	1,255	(361)
Profit before tax	47,119	1,307	(706)	(9,721)	37,999
Tax expense	(14,356)	(652)	151	–	(14,857)
Profit after tax	32,763	655	(555)	(9,721)	23,142
As at December 31, 2021	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	34,440	2,457	(162)	16,198	52,933
Non-Current (excluding intercompany)	159,612	2,315	(4,880)	897	157,944
Expenditure on property, plant and equipment (note 17)	30,575	1,923	(1,019)	–	31,479
Expenditure on evaluation and exploration assets (note 18)	5,554	–	–	163	5,717
Intercompany balances	34,512	9,131	(91,697)	48,054	–

Geographic segment liabilities:
Current (excluding intercompany)	(10,042)	(1,606)	–	(6,040)	(17,688)
Non-current (excluding intercompany)	(11,535)	(313)	322	(1,107)	(12,633)
Intercompany balances	(12,414)	(35,467)	91,697	(43,816)	–